Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash at bank
Earned interest income	¥ 2,839,000		¥ 206,000
Cash and cash equivalents	589,689,000		948,765,000	$ 81,609		¥ 550,274,000	$ 76,154	¥ 1,706,880,000
Outside of PRC
Cash at bank
Earned interest income	¥ 600,000	$ 100	¥ 0
Cash and cash equivalents				$ 8,700	$ 2.0